Liability Measured At Fair Value on Recurring Basis by Level within Fair Value Hierarchy (Detail) (USD $)	Feb. 28, 2015		Feb. 06, 2015	Sep. 26, 2014
Liability:
Derivative liability	$ 714,294	[1]	$ 403,266	$ 767,038
Total liability	714,294	[1]
Level 3
Liability:
Derivative liability	714,294	[1]
Total liability	$ 714,294	[1]

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of February 28, 2015 and May 31, 2014.